CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Allowance for doubtful accounts	$ 130	$ 617
Accumulated depreciation, Property, plant and equipment	28,629	27,513
Accumulated amortization, Intangible assets	$ 33,130	$ 31,444
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	12,542,691	11,878,557
Common stock, shares outstanding	12,542,691	11,878,557
Series E Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	39,500	39,500
Preferred stock issued	25,000	25,000
Preferred stock, shares outstanding	25,000	25,000
Preferred stock, liquidation preference	$ 37,547,619	$ 37,547,619